Accounts receivable, net	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Accounts receivable, net

Note 6 – Accounts receivable, net

Accounts receivable, net consist of the following:

	As of December 31,	As of December 31,
	2022	2021
Accounts receivable	$6,858,185	$14,474,383
Less: Allowance for doubtful accounts	(3,523,458)	(4,601,637)
Accounts receivable, net	$3,334,727	$9,872,746

Movements of allowance for doubtful accounts are as follows:

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2022	2021	2020
Allowance for doubtful accounts, beginning balance	$4,601,637	$4,788,855	$1,772,280
Provision for (reversal of) doubtful accounts	1,968,316	(310,012)	2,740,639
Uncollectible accounts receivable written-off	(2,705,446)	-	-
Effects of foreign exchange rate	(341,049)	122,794	275,936
Allowance for doubtful accounts, ending balance	$3,523,458	$4,601,637	$4,788,855